Operating profit	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Operating profit

5	Operating profit
Operating profit is stated after the following items:

		2018	2017	2016
	Footnotes	$m	$m	$m
Income
Interest recognised on impaired financial assets		263	261	574
Interest recognised on financial assets measured at amortised cost	1	42,130	N/A	N/A
Interest recognised on financial assets measured at fair value through other comprehensive income	1	7,020	N/A	N/A
Expense
Interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value		(16,972)	(10,912)	(11,858)
Payments under lease and sublease agreements		(879)	(936)	(969)
– minimum lease payments		(862)	(911)	(945)
– contingent rents and sublease payments		(17)	(25)	(24)
UK bank levy		(964)	(916)	(922)
Restructuring provisions		(73)	(204)	(415)
Gains/(losses)
Impairment of available-for-sale equity securities		N/A	(98)	(36)
Gains/(losses) recognised on assets held for sale		27	195	(206)
Loss on net monetary position		(136)	—	—
Gain/(loss) on disposal of operations in Brazil		(15)	19	(1,743)
Change in expected credit loss charges and other credit impairment charges		(1,767)	N/A	N/A
– loans and advances to banks and customers		(1,896)	N/A	N/A
– loans commitments and guarantees		3	N/A	N/A
– other financial assets		21	N/A	N/A
– debt instruments measured at fair value though other comprehensive income		105	N/A	N/A
Loan impairment charges and other credit risk provisions		N/A	(1,769)	(3,400)
– net impairment charge on loans and advances		N/A	(1,992)	(3,350)
– release of impairment on available-for-sale debt securities		N/A	190	63
– other credit risk provisions		N/A	33	(113)

External net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		2018	2017	2016
	Footnotes	$m	$m	$m
External net operating income by country/territory	2	53,780	51,445	47,966
– UK		10,340	11,057	9,495
– Hong Kong		17,162	14,992	12,864
– US		4,379	4,573	5,094
– France		1,898	2,203	2,571
– other countries		20,001	18,620	17,942

1	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.

2	Net operating income before change in expected credit losses and other credit impairment charges/Loan impairment charges and other credit risk provisions, also referred to as revenue.